OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Operating Leases
OPERATING LEASES

11. OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

Operating lease of the Company mainly consists of short-term lease of plants, warehouses and machineries. Short-term lease cost is recognized as rental expenses in the consolidated statements of operations.

Supplemental cash flows information related to leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	2,899	-
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	354	-

The components of lease cost for operating leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000

Operating lease cost	-	398	-
Short-term lease cost	1,357	1,168	4,581
Total lease cost	1,357	1,566	4,581

As of December 31, 2023, the lease related assets and liabilities recorded in the audited consolidated balance sheets were both nil.